SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
SUBSEQUENT EVENTS

During July 2020, the Company received equity investments in the amount of $773,000. These investors will receive 773 Series E Preferred Stock (each Series E Preferred Stock share converts into 4,000 shares of the Company’s common stock shares). The Series E Preferred Stock will have cumulative dividends at the rate per share of 6% per annum. The stated value of the Series E Preferred Stock is $1,000.

During July and August 2020, GHS converted outstanding debt in the amount of $50,454 for 175,000 common stock shares.

On July 14, 2020, the Company granted stock options to employees and consultants. The new Stock Plan (the “Plan”) allows for the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options was determined by the Company’s board of directors, but incentive stock options were granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant.

Stock options granted have a 10-year life and expire 90 days after employment of consulting engagement terminates. Vesting schedule varies per grantee. Generally stock options granted vest as follows: 25% vest immediately, and the remaining stock options vest over 33 months, beginning three months after grant.

The following lists the stock options granted:

		Grant Date		Expiration Date	Vesting Period	Number of Stock Options Granted	Exercise Price	Black Scholes Valuation

Cartwright, Gene	07/14/2020	07/12/2030	Immediate	400,000	$0.49	$0.483
Faupel, Mark	07/14/2020	07/12/2030	Immediate	400,000	$0.49	$0.483
Imhoff, John	07/14/2020	07/12/2030	36 months	50,000	$0.49	$0.483
James, Michael	07/14/2020	07/12/2030	36 months	50,000	$0.49	$0.483
Clavijo, James	07/14/2020	07/12/2030	36 months	300,000	$0.49	$0.483
Battle, Lisa	07/14/2020	07/12/2030	36 months	178,000	$0.49	$0.483
Sufka, Melissa	07/14/2020	07/12/2030	36 months	178,000	$0.49	$0.483
Waterstreet, Alesandra	07/14/2020	07/12/2030	36 months	178,000	$0.49	$0.483
Sufka, Melissa	07/14/2020	07/12/2030	18 months	66,000	$0.49	$0.483
				1,800,000

During August 2020, the Company issued 106,560 common stock shares for the payment of Series D Preferred Stock dividends accrued.

During January 2020, the Company received equity investments in the amount of $103,000. These investors received a total of 206,000 common stock shares and 206,000 warrants to purchase common stock shares at a strike price of $0.25, 206,000 warrants to purchase common stock shares at a strike price of $0.75 and 103 Series D preferred stock (each Series D preferred stock shares converts into 3,000 shares of the Company’s common stock shares).

On January 6, 2020, the Company entered into an exchange agreement with Jones Day. The Company will exchange $1,744,768 of debt outstanding for: $175,000, an unsecured promissory note in the amount of $550,000; due 13 months form the date of issuance, that may be called by the Company at any time prior to maturity upon a payment of $150,000; and an unsecured promissory note in the principal amount of $444,768, bearing an annualized interest rate of 6.0% and due in four equal annual installments beginning on the second anniversary of the date of issuance.

On January 6, 2020, the Company entered into a finder’s fee agreement. The finder will receive 5% cash and 5% warrants on all funds it raises including bridge loans. The three-year common stock share warrants will have an exercise price of $0.25. During 2019 and 2020, the finder helped the Company raise $300,000, therefore a fee of $15,000 was paid and 60,000 warrants will be issued.

On January 15, 2020, the Company entered into a promissory note with one of its vendors for the payment of a debt of $99,369. The debt will be paid as follows: $18,000 due initially on January 16, 2020 and then $6,000 per month beginning on February 1, 2020 and on the 1st day of each consecutive month following, until the above sum is paid in full. The debt will bear simple interest at 18% following default.

On January 16, 2020, the Company entered into an exchange agreement with GPB. This exchange agreement which has not been completed will call for the exchange of $3,360,811 of debt outstanding as of December 12, 2019 for: cash of $1,500,000; 1,860,811 common stock shares; 7,185,000 warrants to purchase common stock shares at a strike price of $0.20 for existing 2016 warrants; 1,860,811 warrants to purchase common stock shares at a strike price of $0.25; 3,721,622 warrants to purchase common stock shares at a strike price of $0.75; and 2,791 series D preferred stock shares (each Series D preferred stock share converts into 3,000 shares of the Company’s common stock shares). If the Company is able to raise capital in excess of $4,000,000, the exchange amounts shall be adjusted. If the financing is between $4,000,000 and $4,900,000, for every $100,000 raised in excess of $4,000,000 the Company will pay an additional $50,000 to pay down debt. If between $5,000,000 and $6,000,000 is raised thru financings, the Company will pay an additional $1,000,000 to pay down debt. If the financing is in excess of $6,000,000 then the Company will pay the entire debt balance outstanding. In the event of alternative financings, the Company may elect to pay GPB a total of $1,500,000 in cash to GPB at which time GPB shall waive any security interest in the assets of the Company, and GPB shall exchange any remaining debt from the notes into the Series D unit offering. GPB shall have the right to convert the outstanding notes into equity, but not the obligation. A 9.99% blocker shall be in effect such that GPB agrees to restrict its holdings of the Company’s common stock shares to less than 9.99% of the total number of the Company’s outstanding common stock shares at any one point in time. All royalty payments owed to GPB pursuant thereto shall remain obligations of the Company to GPB and shall remain in full force and effect. The Company shall have 8 months from the execution date of this exchange agreement, subject to early termination as forth below (in “forbearance agreement”). The Company shall be entitled to extend the forbearance agreement for four additional months for a $50,000 per month payment. If after the financing is completed and in the event of future financings or significant collaborations with a partner generating sales greater than $1,000,000, the Company agrees to buy back $500,000 of the Series D preferred stock shares. The interest rate will revert to their original non default rates. Also, all existing warrants issued prior to exchange agreement will be canceled.

On January 17, 2020, as part of the exchange agreement referred to above the Company paid GPB $450,000.

In addition, the Company is negotiating additional exchange agreements that would potentially eliminate or convert debt into equity; as well as convert certain forms of equity for other equity.

On January 22, 2020, the Company entered into a promotional agreement with a consultant. The consultant will provide the Company investor and public relations services. As compensation for these services, the Company will issue a total of 5,000,000 common stock warrants at a $0.25 strike price and expiring in three years, if the following conditions occur: 1,250,000 common stock warrants, 6 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $0.50 based on a 30-day VWAP, with a two year term; 1,250,000 common stock warrants, 12 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $0.75 based on a 30-day VWAP, with a one and half year term; 1,250,000 common stock warrants, 18 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $1.00 based on a 30-day VWAP, with a one year term; and 1,250,000 common stock warrants, 24 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $1.25 based on a 30-day VWAP, with a one year term. The consultant agrees to a 10.0% blocker at any single point in time it cannot own 10.0% of the total common stock shares outstanding.

On March 31, 2020, the Company entered into a securities purchase agreement with Auctus Fund, LLC for the issuance and sale to Auctus of $112,750 in aggregate principal amount of a 12% convertible promissory note. On March 31, 2020, the Company issued the note to Auctus and issued 250,000 five-year common stock warrants at an exercise price of $0.16. On April 3, 2020, the Company received net proceeds of $100,000. The note matures on January 26, 2021 and accrues interest at a rate of 12% per year. The Company may not prepay the note, in whole or in part. After the 90th calendar day after the issuance date, and ending on the later of maturity date and the date of payment of the default amount, Auctus may convert the note, at any time, in whole or in part, provided such conversion does not provide Auctus with more than 4.99% of the outstanding common share stock. The conversion may be made converted into shares of the Company’s common stock, at a conversion price equal to the lesser of: (i) the lowest Trading Price during the twenty-five (25) trading day period on the latest complete trading prior to the issue date and (ii) the variable conversion price (55% multiplied by the market price, market price means the lowest trading price for the common stock during the twenty-five (25) trading day period ending on the latest complete trading day prior to the conversion date. Trading price is the lowest trade price on the trading market as reported. The note includes customary events of default provisions and a default interest rate of 24% per year.